Revenues (Details) - Schedule of Disaggregated Revenue by Geographical Areas - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	$ 185,296	$ 147,918
EMEA [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	65,096	52,141
America [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	97,368	77,223
APAC [Member]
Schedule of Disaggregated Revenue by Geographical Areas [Line Items]
Disaggregated revenue	$ 22,832	$ 18,554